SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended			12 Months Ended
	Aug. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	Sep. 30, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Purchase of common stock warrants						5,000,000		25,915,437		4,236,111
Class of warrant exercise price per share						$ 0.11		$ 0.11
Common stock shares							1,100,000,000	1,100,000,000	1,100,000,000
Common Stock, Value, Issued							$ 33,300	$ 57,065	$ 57,165
Common Stock, Shares, Issued							333,000,327	570,651,636	571,651,636
Share price										$ 0.114
Shares issued for cash						$ 600,000	$ 106,000	$ 1,573,000
Maximum [Member]
Subsequent Event [Line Items]
Class of warrant exercise price per share						$ 0.10		$ 0.15		0.14	$ 0.05
Minimum [Member]
Subsequent Event [Line Items]
Class of warrant exercise price per share						$ 0.20		$ 0.09		$ 0.15
Three Employees [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of warrant received		$ 179,592
Common stock shares				1,000,000
Common Stock, Value, Issued				$ 51,750
Common stock value subscriptions				$ 25,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable And Warrants [Member] | Lender [Member]
Subsequent Event [Line Items]
Number of warrant received	$ 1,904,762
Debt instrument maturity description	modify the payment schedule from seven (7) months to six (6) months.
Shares issued for cash	$ 58,884
Subsequent Event [Member] | Convertible Senior Secured Note Payable And Warrants [Member] | Lender [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of warrant received	10,000,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable And Warrants [Member] | Lender [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of warrant received	$ 7,200,000
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				7,465,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years
Share price				$ 0.05175
Payments to purchase common stock				$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Number of warrant received			$ 1,142,857		$ 1,142,857
Debt Instrument, Interest Rate, Effective Percentage			12.50%		12.50%
Debt Instrument, Payment Terms			The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022
Debt Instrument, Interest Rate, Stated Percentage			12.50%		12.50%
Proceeds from Issuance of Debt			$ 874,286
Debt Instrument, Unamortized Discount		$ 1,000,000.0	142,857		$ 142,857
Legal Fees			$ 125,714
Monthly redemptions		110.00%
Mandatory prepayment of original principal amount, percentage		125.00%
Debt instrument, long term debt		$ 1,428,571
Purchase of common stock warrants		22,857,143
Class of warrant exercise price per share		$ 0.0001